Consolidated condensed statements of financial position - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Non-current assets
Contracted concessional assets	$ 8,080,645	$ 8,161,129
Investments carried under the equity method	116,746	139,925
Financial investments	66,875	91,587
Deferred tax assets	147,968	147,966
Total non-current assets	8,412,234	8,540,607
Current assets
Inventories	23,170	20,268
Trade and other receivables	411,265	317,568
Financial investments	195,549	218,577
Cash and cash equivalents	788,895	562,795
Total current assets	1,418,879	1,119,208
Total assets	9,831,113	9,659,815
Equity attributable to the Company
Share capital	10,160	10,160
Parent company reserves	1,774,813	1,900,800
Other reserves	81,503	73,797
Accumulated currency translation differences	(103,590)	(90,824)
Accumulated deficit	(324,248)	(385,457)
Non-controlling interest	203,409	206,380
Total equity	1,642,047	1,714,856
Non-current liabilities
Long-term corporate debt	935,665	695,085
Long-term project debt	4,638,584	4,069,909
Grants and other liabilities	1,229,230	1,641,752
Related parties	6,499	17,115
Derivative liabilities	322,130	298,744
Deferred tax liabilities	272,484	248,996
Total non-current liabilities	7,404,592	6,971,601
Current liabilities
Short-term corporate debt	24,016	28,706
Short-term project debt	642,590	782,439
Trade payables and other current liabilities	76,107	128,062
Income and other tax payables	41,761	34,151
Total current liabilities	784,474	973,358
Total equity and liabilities	$ 9,831,113	$ 9,659,815